LOANS RECEIVABLE FROM AFFILIATES - Narrative (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2017 MXN ($)
Revolving credit facility | Line of credit | Coastal GasLink
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity	$ 200,000,000
Line of credit, outstanding amount	$ 0
Joint venture | Revolving credit facility | Line of credit | Sur de Texas
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity					$ 21,300,000,000
Sur de Texas | Mexico Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage	60.00%	60.00%
Sur de Texas | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Loan receivable from affiliate	$ 1,300,000,000	$ 20,900,000,000	$ 1,400,000,000	$ 20,900,000,000